Offerings - Offering: 1	Sep. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	150,000
Proposed Maximum Offering Price per Unit	2.61
Maximum Aggregate Offering Price	$ 391,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 54.07
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock, par value 0.0001 per share ("Common Stock") of QT Imaging Holdings, Inc. (the "Registrant") that become issuable with respect to the securities identified in the above table, by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of Common Stock. (2) Represents a total of 150,000 shares of Common Stock that are newly authorized for issuance under the QT Imaging Holdings, Inc. Inducement Equity Incentive Plan. (3) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum offering price per share and maximum aggregate offering price are calculated on the basis of $2.61, the average of the high and low prices of the Registrant's Common Stock on September 16, 2026, as reported on the Nasdaq Stock Market LLC. (4) The Registrant does not have any fee offsets.